Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Issued Capital	Share premium	Reserves [1]	Accumulated deficit	Other Comprehensive Income	Total	Non-controlling interest	Total
Balance at Dec. 31, 2018		$ 2,493	$ 120,151	$ 28,322	$ (254,617)	$ (24,416)	$ (128,067)	$ 397	$ (127,670)
Loss for the year					(17,008)		(17,008)	(5)	(17,013)
Transfer reserves				359	(359)
Other comprehensive income						709	709	(46)	663
Non-controlling interest						(46)	(46)		(46)
Put option issued to Hoche		(492)	(65,739)		(33,385)		(99,616)		(99,616)
Other					(265)		(265)		(265)
Balance at Dec. 31, 2019		2,001	54,412	28,681	(305,634)	(23,753)	(244,293)	346	(243,947)	[2]
Loss for the year					(10,447)		(10,447)		(10,447)
Transfer reserves				11,216	(11,216)
Other comprehensive income						(1,099)	(1,099)	431	(668)
Non-controlling interest						431	431		431
Other					(47)		(47)		(47)
Balance at Dec. 31, 2020		2,001	54,412	39,897	(327,344)	(24,421)	(255,455)	777	(254,678)	[2]
Loss for the year	[3]				(100,863)	(751)	(101,614)		(101,614)
Transfer reserves				2,852	(2,852)
Other comprehensive income						(889)	(889)	(1,717)	(2,606)
Other comprehensive income									(3,357)
Non-controlling interest						(1,717)	(1,717)		(1,717)
Termination of put option agreements		903	297,796				298,699		298,699
Subtotal		2,904	352,208	42,749	(431,059)	(27,778)	(60,976)	(940)	(61,916)
Capital restructuring of Crynssen Pharma Group Limited (at exchange ratio of 1:33.4448)		(1,933)	1,933
Subtotal - restructured		971	354,141	42,749	(431,059)	(27,778)	(60,976)	(940)	(61,916)
Acquisition of Union Acquisition Corp. II		202	174,738				174,940		174,940
Shares held in escrow		(117)	(106,247)				(106,364)		(106,364)
Redemption of redeemable shares		(45)	(44,955)				(45,000)		(45,000)
Balance at Dec. 31, 2021		$ 1,011	$ 377,677	$ 42,749	$ (431,059)	$ (27,778)	$ (37,400)	$ (940)	$ (38,340)

[1]	Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Refer to Note 2.4
[3]	Includes the OCI related to exchange difference from liquidated foreign transactions reclassified to Other Expenses, net during 2021.